                        MORGAN STANLEY SPECIAL VALUE FUND
                           1221 Avenue of the Americas
                            New York, New York 10020

                                                                December 1, 2005

Securities and Exchange Commission
100 F Street, NE
Washington, D.C.  20549

Re:  Morgan Stanley Special Value Fund
     File Number - 333-06935
     Rule 497 (j) filing

Dear Sir or Madam:

On behalf of the Registrant, the undersigned certifies that the form of
Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from the Prospectus and Statement of Additional Information contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the
Securities and Exchange Commission on November 28, 2005.

                                                          Very truly yours,
                                                          /s/ Eric Griffith
                                                          --------------------
                                                          Eric Griffith
                                                          Assistant Secretary

cc:  Amy R. Doberman, Esq.
     Larry Greene